S-K 1602(a)(4) Forepart, Adjusted NTBV	Nov. 30, 2025 $ / shares
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Offering Price of $10.00 per Unit [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.69
Offering Price of $10.00 per Unit [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.67
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.19
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.81
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.17
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.83
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.41
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.59
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.4
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.6
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.03
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.97
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.06
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.94
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	1.93
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	8.07
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	2.14
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 7.86